Long-Term Debt And Lease Liabilities (Components Of Lease Cost) (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lease Cost [Line Items]
Total operating lease cost	$ 16	$ 15	$ 47	$ 47	$ 62
Amortization of right of use assets	20	21	56	62	79
Interest on lease liabilities	1	1	4	4	5
Total finance lease cost	21	22	60	66	84
Production Costs And Taxes [Member]
Lease Cost [Line Items]
Total operating lease cost	3	3	10	10	13
General and Administrative [Member]
Lease Cost [Line Items]
Total operating lease cost	$ 13	$ 12	$ 37	$ 37	$ 49